Segment and Geographic Information (Reconciliation of Consolidated Operating Income to income Before Taxes) (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 04, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Reconciliation of consolidated operating income to income before taxes [Abstract]
Operating income	$ 147,184			$ 147,013						$ 272,410	$ 282,274	$ 546,071	$ 499,552	$ 508,744
Pension and OPEB plans actuarial gains (losses), and pension settlement losses												(8,347)	2,484	2,436
Corporate G&A	(13,830)			(14,554)						(28,764)	(30,324)	(81,544)	(79,597)	(60,648)
Separation and merger costs	(41,508)			0						(56,285)	0
Interest expense, net	(5,472)			(5,509)						(10,953)	(11,209)	(21,864)	(20,296)	(18,176)
Other income (expense), net	1,758			(906)						21,085	(2,365)	(5,608)	(1,867)	(1,133)
Total	88,132	$ 99,786	$ 90,546	126,044	$ 112,332	$ 49,361	$ 96,569	$ 138,164	$ 116,182	197,493	238,376	428,708	400,276	431,223
Operating Segments
Reconciliation of consolidated operating income to income before taxes [Abstract]
Operating income	$ 147,250			$ 147,050						$ 272,468	$ 282,394	$ 546,250	$ 499,900	$ 510,315